Revenue from Contracts with Customers - Schedule of Revenue Disaggregated by Category (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenue	$ 7,556,507		$ 22,688,086		$ 2,500,000
Subscription [Member]
Revenue	6,180,000		18,540,000
Service and Support [Member]
Revenue	881,606		2,626,674
Application Development and Implementation [Member]
Revenue	$ 494,901		$ 1,521,412